Fair Value of Financial Assets and Liabilities - Summary of Aggregate Deferred Day One Profit (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Disclosure of detailed information about financial instruments [abstract]
Balance at beginning of period	¥ 7,408
Increase due to new trades	2,054
Reduction due to redemption, sales or passage of time	(4,177)
Balance at end of period	¥ 5,285